Financial Assets And Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 157,714,833	€ 139,533,428	€ 32,305,864
Financial assets measured at FVTPL	6,309,545	56,851,733
Financial assets measured at FVTOCI	201,078	209,951	239,379
Total	164,225,456	196,595,112	32,545,243
Trade And Other Financial Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	36,241,040	23,756,836	8,984,126
Total	36,241,040	23,756,836	8,984,126
Trade And Other Financial Receivables [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	34,288,327	22,527,376	7,872,189
Total	34,288,327	22,527,376	7,872,189
Trade And Other Financial Receivables [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	84,904	6,922	516,834
Total	84,904	6,922	516,834
Trade And Other Financial Receivables [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	0	2,222	119,538
Total	0	2,222	119,538
Trade And Other Financial Receivables [Member] | Loans Granted To Joint Ventures [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,330,499	685,048
Total	1,330,499	685,048
Trade And Other Financial Receivables [Member] | Receivables From Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	537,310	535,268	475,565
Total	537,310	535,268	475,565
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	839,836	1,299,319	864,772
Total	839,836	1,299,319	864,772
Non Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	70,000	565,873	474,174
Total	70,000	565,873	474,174
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	769,836	733,446	390,598
Total	769,836	733,446	390,598
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	758,613	611,974	118,945
Financial assets measured at FVTPL	6,309,545	56,851,733
Financial assets measured at FVTOCI	201,078	209,951	239,379
Total	7,269,236	57,673,658	358,324
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	129,007	129,861
Financial assets measured at FVTPL	6,309,545	56,851,733
Financial assets measured at FVTOCI	201,078	209,951	239,379
Total	6,639,630	57,191,545	239,379
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	629,606	482,113	118,945
Total	629,606	482,113	118,945
Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	119,875,344	113,865,299	22,338,021
Total	€ 119,875,344	€ 113,865,299	€ 22,338,021